UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07925

(Investment Company Act file number)

WesMark Funds

(Exact name of registrant as specified in charter)

One Bank Plaza, 5th Floor

Wheeling, WV 26003

(Address of principal executive offices) (Zip code)

(304) 234-9000

(Registrant’s telephone number)

JoEllen L. Legg, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end: December 31

Date of reporting period: January 1 – June 30, 2014

Item 1. Reports to Stockholders.

WesMark Funds	June 30, 2014 » Semi-Annual Report

Portfolio of Investments Summary Table
June 30, 2014 (Unaudited)	WesMark Small Company Growth Fund

At June 30, 2014, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	90.7%

EXCHANGE TRADED FUNDS	4.1%

SHORT-TERM INVESTMENTS(2)	5.0%

OTHER ASSETS AND LIABILITIES -NET(3)	0.2%

TOTAL PORTFOLIO	100.0%

At June 30, 2014, the Fund’s Sector Composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets

Industrials	30.2%

Information Technology	15.6%

Health Care	11.0%

Consumer Discretionary	9.4%

Financials	9.3%

Energy	6.8%

Exchange Traded Funds	4.1%

Consumer Staples	3.2%

Utilities	2.8%

Materials	2.4%

Equity Portfolio Sub-Total	94.8%

Short-Term Investments(2)	5.0%

Other Assets and Liabilities - Net(3)	0.2%

Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2014	WesMark Funds	1

Portfolio of Investments
WesMark Small Company Growth Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-90.7%
CONSUMER DISCRETIONARY-9.4%
	Apparel Retail-4.2%
55,000	Chico’s FAS, Inc.	$932,800
62,000	Foot Locker, Inc.	3,144,640
		4,077,440

	Auto Parts & Equipment-0.3%
5,886	Standard Motor Products, Inc.	262,928

	Automotive Retail-2.0%
20,900	Lithia Motors, Inc., Class A	1,966,063

	Computer & Electronics Retail-0.1%
2,800	GameStop Corp., Class A	113,316

	Home Furnishing Retail-0.1%
5,600	Kirkland’s, Inc.(1)	103,880

	Housewares & Specialties-2.1%
33,750	Jarden Corp.(1)	2,003,062

	Restaurants-0.6%
3,500	Buffalo Wild Wings, Inc.(1)	579,985
TOTAL CONSUMER DISCRETIONARY		9,106,674

CONSUMER STAPLES-3.2%
	Brewers-1.8%
8,000	Boston Beer Co., Inc., Class A(1)	1,788,160

	Food Retail-0.1%
3,000	Fresh Market, Inc.(1)	100,410

	Packaged Foods & Meats-1.3%
37,400	WhiteWave Foods Co., Class A(1)	1,210,638
TOTAL CONSUMER STAPLES		3,099,208

ENERGY-6.8%
	Oil & Gas Drilling-0.4%
8,000	Atwood Oceanics, Inc.(1)	419,840

	Oil & Gas Equipment & Services-0.3%
7,100	Superior Energy Services, Inc.	256,594

	Oil & Gas Exploration & Production-5.0%
48,500	Carrizo Oil & Gas, Inc.(1)	3,359,110
12,500	Rex Energy Corp.(1)	221,375
12,000	Rosetta Resources, Inc.(1)	658,200
8,000	SM Energy Co.	672,800
		4,911,485

	Oil & Gas Refining & Marketing-1.1%
17,750	Tesoro Corp.	1,041,392

Shares/Principal Amount		Value

TOTAL ENERGY		$6,629,311

FINANCIALS-9.3%
	Asset Management & Custody Banks-1.6%
15,000	Cohen & Steers, Inc.	650,700
1,100	Waddell & Reed Financial, Inc., Class A	68,849
66,000	WisdomTree Investments, Inc.(1)	815,760
		1,535,309

	Consumer Finance-0.6%
10,700	Portfolio Recovery Associates, Inc.(1)	636,971

	Investment Banking & Brokerage-2.3%
1,200	Lazard, Ltd., Class A	61,872
45,900	Stifel Financial Corp.(1)	2,173,365
		2,235,237

	Property & Casualty Insurance-1.3%
19,500	Allied World Assurance Co. Holdings AG	741,390
20,000	First American Financial Corp.	555,800
		1,297,190

	Regional Banks-3.5%
20,000	Banner Corp.	792,600
105,000	Cardinal Financial Corp.	1,938,300
10,000	UMB Financial Corp.	633,900
		3,364,800
TOTAL FINANCIALS		9,069,507

HEALTH CARE-11.0%
	Biotechnology-2.7%
32,500	Cubist Pharmaceuticals, Inc.(1)	2,269,150
4,850	Ironwood Pharmaceuticals, Inc.(1)	74,350
41,500	Lexicon Pharmaceuticals, Inc.(1)	66,815
2,200	Medivation, Inc.(1)	169,576
17,400	Threshold Pharmaceuticals, Inc.(1)	68,904
		2,648,795

	Health Care Equipment-3.7%
25,000	Analogic Corp.	1,956,000
35,000	Insulet Corp.(1)	1,388,450
15,000	SurModics, Inc.(1)	321,300
		3,665,750

	Health Care Services-1.9%
21,500	Covance, Inc.(1)	1,839,970

	Health Care Supplies-2.1%
14,500	Align Technology, Inc.(1)	812,580
30,000	Neogen Corp.(1)	1,214,100
		2,026,680

	Pharmaceuticals-0.6%
4,500	Salix Pharmaceuticals, Ltd.(1)	555,075

2	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2014 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value

TOTAL HEALTH CARE		$10,736,270

INDUSTRIALS-30.2%
	Aerospace & Defense-7.4%
76,750	Hexcel Corp.(1)	3,139,075
52,400	Moog, Inc., Class A(1)	3,819,436
2,700	Triumph Group, Inc.	188,514
		7,147,025

	Airlines-2.3%
19,000	Allegiant Travel Co.	2,237,630

	Building Products-4.4%
36,000	AAON, Inc.	1,206,720
27,000	Lennox International, Inc.	2,418,390
30,000	Masco Corp.	666,000
		4,291,110

	Construction & Engineering-7.9%
55,750	Chicago Bridge & Iron Co., N.V.	3,802,150
10,000	MasTec, Inc.(1)	308,200
103,450	Quanta Services, Inc.(1)	3,577,301
		7,687,651

	Construction Machinery & Heavy Equipment- 0.8%
28,000	Commercial Vehicle Group, Inc.(1)	281,120
7,000	Manitowoc Co., Inc.	230,020
6,700	Terex Corp.	275,370
		786,510

	Electronics-1.3%
18,000	OSI Systems, Inc.(1)	1,201,500

	Industrial Machinery-0.9%
10,600	Chart Industries, Inc.(1)	877,044

	Miscellaneous Manufacturing-0.7%
20,000	Actuant Corp., Class A	691,400

	Office Services & Supplies-0.1%
7,000	Steelcase, Inc., Class A	105,910

	Trading Companies & Distributors-3.0%
6,750	H&E Equipment Services, Inc.(1)	245,295
25,600	United Rentals, Inc.(1)	2,681,088
		2,926,383

	Trucking-1.4%
15,500	Ryder System, Inc.	1,365,395

TOTAL INDUSTRIALS		29,317,558

INFORMATION TECHNOLOGY-15.6%
	Application Software-2.8%
30,000	Bottomline Technologies (de), Inc.(1)	897,600

Shares/Principal Amount		Value

4,100	Concur Technologies, Inc.(1)	$382,694
33,000	NetScout Systems, Inc.(1)	1,463,220
		2,743,514

	Computer Hardware-1.0%
22,500	NCR Corp.(1)	789,525
1,400	Stratasys, Ltd.(1)	159,082
		948,607

	Data Processing & Outsourced Services-2.4%
24,700	Heartland Payment Systems, Inc.	1,017,887
15,000	Syntel, Inc.(1)	1,289,400
		2,307,287

	Electronic Manufacturing Services-0.8%
30,000	Benchmark Electronics, Inc.(1)	764,400

	Internet Software & Services-2.5%
28,650	Blucora, Inc.(1)	540,626
19,500	Conversant, Inc.(1)	495,300
10,000	j2 Global, Inc.	508,600
20,000	Trulia, Inc.(1)	947,600
		2,492,126

	Semiconductor Equipment-2.3%
79,400	Teradyne, Inc.	1,556,240
30,000	Ultratech, Inc.(1)	665,400
		2,221,640

	Semiconductors-1.0%
13,500	Cree, Inc.(1)	674,325
4,800	First Solar, Inc.(1)	341,088
		1,015,413

	Systems Software-2.8%
30,000	MICROS Systems, Inc.(1)	2,037,000
26,500	Qualys, Inc.(1)	680,255
		2,717,255
TOTAL INFORMATION TECHNOLOGY		15,210,242

MATERIALS-2.4%
	Diversified Metals & Mining-1.1%
18,850	US Silica Holdings, Inc.	1,045,044

	Forest Products-1.3%
87,800	Louisiana-Pacific Corp.(1)	1,318,756

TOTAL MATERIALS		2,363,800

UTILITIES-2.8%
	Electric Utilities-2.8%
73,500	ITC Holdings Corp.	2,681,280

TOTAL UTILITIES		2,681,280

TOTAL COMMON STOCKS
(Cost $49,038,243)		88,213,850

Semi-Annual Report | June 30, 2014	WesMark Funds	3

Portfolio of Investments
WesMark Small Company Growth Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

EXCHANGE TRADED FUNDS-4.1%
15,150	iShares® Russell 2000® Growth Index ETF	$2,097,063
16,000	iShares® Russell 2000® Index ETF	1,900,960

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,908,406)		3,998,023

SHORT TERM INVESTMENTS-5.0%
	Mutual Funds-5.0%
4,808,625	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.005% (at net asset value)	4,808,625

TOTAL SHORT TERM INVESTMENTS
(Cost $4,808,625)		4,808,625

TOTAL INVESTMENTS-99.8%
(Cost $56,755,274)		97,020,498
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%		209,627
NET ASSETS-100.0%		$97,230,125

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at June 30, 2014.

The following acronyms are used throughout this portfolio:

AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF	-	Exchange Traded Fund.
Ltd.	-	Limited.
LP.	-	Limited Partnership.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See Notes to Financial Statements which are an integral part of the Financial Statements.

4	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2014 (Unaudited)	WesMark Growth Fund

At June 30, 2014, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	93.7%

SHORT-TERM INVESTMENTS(2)	6.3%

OTHER ASSETS AND LIABILITIES - NET(3)	0.0%

TOTAL PORTFOLIO	100.0%

At June 30, 2014, the Fund’s Sector Composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets

Information Technology	19.1%

Industrials	18.7%

Financials	17.0%

Health Care	12.8%

Consumer Discretionary	9.9%

Energy	8.7%

Consumer Staples	4.9%

Materials	2.6%

Equity Portfolio Sub-Total	93.7%

Short-Term Investments(2)	6.3%

Other Assets and Liabilities-Net(3)	0.0%

Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2014	WesMark Funds	5

Portfolio of Investments
WesMark Growth Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-93.7%
CONSUMER DISCRETIONARY-9.9%
	Apparel Retail-0.8%
25,000	Gap, Inc.	$1,039,250
33,000	TJX Cos., Inc.	1,753,950
		2,793,200

	Auto Parts & Equipment-2.3%
100,000	Delphi Automotive PLC	6,874,000
30,000	Johnson Controls, Inc.	1,497,900
		8,371,900

	Automobile Manufacturers-1.2%
150,000	Ford Motor Co.	2,586,000
14,000	Toyota Motor Corp., Sponsored ADR	1,675,240
		4,261,240

	Broadcasting-1.7%
100,000	CBS Corp., Class B	6,214,000

	Cable & Satellite-0.4%
25,000	Comcast Corp., Class A	1,342,000

	Department Stores-1.6%
100,000	Macy’s, Inc.	5,802,000

	Movies & Entertainment-1.9%
80,000	Walt Disney Co.	6,859,200
TOTAL CONSUMER DISCRETIONARY		35,643,540

CONSUMER STAPLES-4.9%
	Drugs Retail-2.6%
125,000	CVS Caremark Corp.	9,421,250

	Food Retail-0.8%
75,000	Mondelez International, Inc., Class A	2,820,750

	Packaged Foods & Meats-1.5%
25,000	General Mills, Inc.	1,313,500
22,000	Mead Johnson Nutrition Co.	2,049,740
25,000	Nestle SA, Sponsored ADR	1,941,750
		5,304,990
TOTAL CONSUMER STAPLES		17,546,990

ENERGY-8.7%
	Oil & Gas Equipment & Services-1.0%
21,000	National Oilwell Varco, Inc.	1,729,350
16,500	Schlumberger, Ltd.	1,946,175
		3,675,525

	Oil & Gas Exploration & Production-6.4%
100,000	Carrizo Oil & Gas, Inc.(1)	6,926,000
15,000	Cimarex Energy Co.	2,151,900
40,500	Continental Resources, Inc.(1)	6,400,620
30,000	EQT Corp.	3,207,000

Shares/Principal Amount		Value

15,000	Rosetta Resources, Inc.(1)	$822,750
80,000	Southwestern Energy Co.(1)	3,639,200
		23,147,470

	Oil & Gas Refining & Marketing-1.2%
25,000	Marathon Petroleum Corp.	1,951,750
45,000	Valero Energy Corp.	2,254,500
		4,206,250

	Oil & Gas Services-0.1%
5,250	NOW, Inc.(1)	190,102
TOTAL ENERGY		31,219,347

FINANCIALS-17.0%
	Asset Management & Custody Banks-2.8%
265,000	Invesco, Ltd.	10,003,750

	Consumer Finance-2.9%
110,000	American Express Co.	10,435,700

	Diversified Banks-3.9%
60,000	Toronto-Dominion Bank	3,084,600
210,000	Wells Fargo & Co.	11,037,600
		14,122,200

	Investment Banking & Brokerage-1.8%
200,000	Morgan Stanley	6,466,000

	Property & Casualty Insurance-2.2%
75,000	ACE, Ltd.	7,777,500

	Regional Banks-3.4%
150,000	BB&T Corp.	5,914,500
300,000	Fifth Third Bancorp	6,405,000
		12,319,500
TOTAL FINANCIALS		61,124,650

HEALTH CARE-12.8%
	Biotechnology-3.6%
35,000	Amgen, Inc.	4,142,950
80,000	Celgene Corp.(1)	6,870,400
24,000	Gilead Sciences, Inc.(1)	1,989,840
		13,003,190

	Health Care Distributors-1.0%
20,000	McKesson Corp.	3,724,200

	Health Care Equipment-0.5%
25,000	Baxter International, Inc.	1,807,500

	Managed Health Care-1.9%
25,000	Aetna, Inc.	2,027,000
60,000	UnitedHealth Group, Inc.	4,905,000
		6,932,000

	Pharmaceuticals-5.8%
100,000	Abbott Laboratories	4,090,000
100,000	Johnson & Johnson	10,462,000

6	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2014 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value

85,000	Merck & Co., Inc.	$4,917,250
40,000	Zoetis, Inc.	1,290,800
		20,760,050
TOTAL HEALTH CARE		46,226,940

INDUSTRIALS-18.7%
	Aerospace & Defense-8.0%
23,000	B/E Aerospace, Inc.(1)	2,127,270
75,000	Boeing Co.	9,542,250
75,000	Honeywell International, Inc.	6,971,250
60,000	Moog, Inc., Class A(1)	4,373,400
9,500	Precision Castparts Corp.	2,397,800
50,000	Triumph Group, Inc.	3,491,000
		28,902,970

	Airlines-1.3%
112,500	Southwest Airlines Co.	3,021,750
40,000	United Continental Holdings, Inc.(1)	1,642,800
		4,664,550

	Construction & Engineering-2.6%
135,000	Chicago Bridge & Iron Co., N.V.	9,207,000

	Industrial Conglomerates-3.1%
425,000	General Electric Co.	11,169,000

	Railroads-2.2%
80,000	Union Pacific Corp.	7,980,000

	Trucking-1.5%
75,000	JB Hunt Transport Services, Inc.	5,533,500
TOTAL INDUSTRIALS		67,457,020

INFORMATION TECHNOLOGY-19.1%
	Application Software-0.2%
12,000	ANSYS, Inc.(1)	909,840

	Communications Equipment-3.1%
10,000	F5 Networks, Inc.(1)	1,114,400
125,000	QUALCOMM, Inc.	9,900,000
		11,014,400

	Computer Hardware-2.2%
84,000	Apple, Inc.	7,806,120

	Computer Storage & Peripherals-3.1%
225,000	EMC Corp.	5,926,500
50,000	SanDisk Corp.	5,221,500
		11,148,000

	Internet Software & Services-2.4%
8,500	Equinix, Inc.(1)	1,785,765
6,000	Google, Inc., Class A(1)	3,508,020
6,000	Google, Inc., Class C(1)	3,451,680
		8,745,465

Shares/Principal Amount		Value

	Semiconductor Equipment-1.4%
50,000	Applied Materials, Inc.	$1,127,500
16,000	KLA-Tencor Corp.	1,162,240
40,000	Lam Research Corp.	2,703,200
		4,992,940

	Semiconductors-2.1%
55,000	Avago Technologies, Ltd.	3,963,850
100,000	Broadcom Corp., Class A	3,712,000
		7,675,850

	Systems Software-4.6%
200,000	Microsoft Corp.	8,340,000
200,000	Oracle Corp.	8,106,000
		16,446,000
TOTAL INFORMATION TECHNOLOGY		68,738,615

MATERIALS-2.6%
	Diversified Chemicals-1.1%
20,000	Eastman Chemical Co.	1,747,000
10,000	PPG Industries, Inc.	2,101,500
		3,848,500

	Fertilizers & Agricultural Chemicals-1.5%
11,500	CF Industries Holdings, Inc.	2,766,095
21,000	Monsanto Co.	2,619,540
		5,385,635
TOTAL MATERIALS		9,234,135

TOTAL COMMON STOCKS
(Cost $210,674,080)		337,191,237

SHORT TERM INVESTMENTS-6.3%
	Mutual Funds-6.3%
22,671,244	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.005% (at net asset value)	22,671,244

TOTAL SHORT TERM INVESTMENTS
(Cost $22,671,244)		22,671,244

TOTAL INVESTMENTS-100.0%
(Cost $233,345,324)		359,862,481
OTHER ASSETS AND LIABILITIES-NET(2) -0.0% (3)		36,188
NET ASSETS-100.0%		$359,898,669

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.
(3)	Amount represents less than 0.05% of net assets.

Note	:	The categories of investments are shown as a percentage of net assets at June 30, 2014.

Semi-Annual Report | June 30, 2014	WesMark Funds	7

Portfolio of Investments
WesMark Growth Fund	June 30, 2014 (Unaudited)

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law

See Notes to Financial Statements which are an integral part of the Financial Statements.

8	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2014 (Unaudited)	WesMark Balanced Fund

At June 30, 2014, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	58.5%

EXCHANGE TRADED FUNDS	2.9%

PREFERRED STOCKS	1.0%

EQUITY PORTFOLIO SUB-TOTAL	62.4%

CORPORATE BONDS	13.5%

U.S. GOVERNMENT AGENCY SECURITIES	6.1%

TAXABLE MUNICIPAL BONDS	5.4%

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	3.2%

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	2.8%

FIXED INCOME PORTFOLIO SUB-TOTAL	31.0%

SHORT-TERM INVESTMENTS(2)	6.3%

OTHER ASSETS AND LIABILITIES - NET(3)	0.3%

TOTAL PORTFOLIO	100.0%

At June 30, 2014, the Fund’s Sector Composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets

Information Technology	10.8%

Energy	8.1%

Industrials	7.9%

Financials	7.5%

Consumer Staples	6.1%

Health Care	5.9%

Materials	4.8%

Consumer Discretionary	4.0%

Exchange Traded Funds	2.9%

Utilities	2.2%

Preferred Stocks	1.0%

Telecommunication Services	1.2%

Equity Portfolio Sub-Total	62.4%

Corporate Bonds	13.5%

U.S. Government Agencies (Combined)	12.1%

Taxable Municipal Bonds	5.4%

Fixed Income Portfolio Sub-Total	31.0%

Short-Term Investments(2)	6.3%

Other Assets and Liabilities-Net(3)	0.3%

Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2014	WesMark Funds	9

Portfolio of Investments
WesMark Balanced Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-58.5%
CONSUMER DISCRETIONARY-4.0%
	Auto Parts & Equipment-0.5%
10,000	Johnson Controls, Inc.	$499,300

	Cable & Satellite-0.5%
10,000	Comcast Corp., Class A	536,800

	Department Stores-1.4%
24,000	Macy’s, Inc.	1,392,480

	Home Improvement Retail-0.5%
6,500	Home Depot, Inc.	526,240

	Restaurants-1.1%
10,500	McDonald’s Corp.	1,057,770
TOTAL CONSUMER DISCRETIONARY		4,012,590

CONSUMER STAPLES-6.1%
	Drugs Retail-0.8%
10,000	CVS Caremark Corp.	753,700

	Packaged Foods & Meats-4.3%
24,000	ConAgra Foods, Inc.(1)	712,320
10,000	General Mills, Inc.	525,400
8,000	Kraft Foods Group, Inc.	479,600
20,000	Kroger Co.	988,600
10,000	Mead Johnson Nutrition Co.	931,700
7,500	Nestle SA, Sponsored ADR	582,525
		4,220,145
	Soft Drinks-0.6%
13,000	Coca-Cola Co.	550,680

	Tobacco-0.4%
9,000	Altria Group, Inc.	377,460
TOTAL CONSUMER STAPLES		5,901,985

ENERGY-8.1%
	Integrated Oil & Gas-3.2%
8,000	Chevron Corp.	1,044,400
12,000	Exxon Mobil Corp.	1,208,160
9,000	Occidental Petroleum Corp.	923,670
		3,176,230
	Oil & Gas Drilling-1.0%
25,000	Seadrill, Ltd.	998,750

	Oil & Gas Equipment & Services-1.7%
5,000	National Oilwell Varco, Inc.	411,750
10,000	Oceaneering International, Inc.	781,300
3,800	Schlumberger, Ltd.	448,210
		1,641,260

Shares/Principal Amount		Value

	Oil & Gas Exploration & Production-1.6%
18,000	ConocoPhillips	$1,543,140

	Oil & Gas Refining & Marketing-0.6%
7,000	Marathon Petroleum Corp.	546,490

	Oil & Gas Services-0.0%
1,250	NOW, Inc.(2)	45,263
TOTAL ENERGY		7,951,133

FINANCIALS-7.5%
	Consumer Finance-0.5%
5,000	American Express Co.	474,350

	Diversified Banks-0.7%
16,000	US Bancorp	693,120

	Life & Health Insurance-0.7%
8,000	Prudential Financial, Inc.	710,160

	Other Diversified Financial Services-0.9%
15,000	JPMorgan Chase & Co.	864,300

	Property & Casualty Insurance-1.4%
13,000	ACE, Ltd.	1,348,100

	Regional Banks-2.2%
18,000	BB&T Corp.	709,740
16,000	PNC Financial Services Group, Inc.	1,424,800
		2,134,540

	Retail REITS-0.5%
12,500	National Retail Properties, Inc.	464,875

	Specialized REITS-0.6%
12,000	Plum Creek Timber Co., Inc.	541,200
TOTAL FINANCIALS		7,230,645

HEALTH CARE-5.9%
	Health Care Distributors-1.3%
6,800	McKesson Corp.	1,266,228

	Pharmaceuticals-4.6%
26,500	Bristol-Myers Squibb Co.(1)	1,285,515
11,000	Johnson & Johnson	1,150,820
20,000	Merck & Co., Inc.(1)	1,157,000
24,000	Roche Holding AG, Sponsored ADR	895,200
		4,488,535
TOTAL HEALTH CARE		5,754,763

10	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2014 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value

INDUSTRIALS-7.9%
	Aerospace & Defense-1.5%
7,000	Boeing Co.	$890,610
6,000	Honeywell International, Inc.	557,700
		1,448,310

	Air Freight & Logistics-0.6%
5,700	United Parcel Service, Inc., Class B	585,162

	Building Products-0.3%
11,000	Masco Corp.	244,200

	Construction & Engineering-1.0%
15,000	Chicago Bridge & Iron Co., N.V.	1,023,000

	Industrial Conglomerates-0.8%
30,000	General Electric Co.	788,400

	Industrial Machinery-0.6%
8,000	Eaton Corp. PLC	617,440

	Railroads-3.1%
10,000	Norfolk Southern Corp.	1,030,300
20,000	Union Pacific Corp.	1,995,000
		3,025,300
TOTAL INDUSTRIALS		7,731,812

INFORMATION TECHNOLOGY-10.8%
	Communications Equipment-1.8%
22,500	Cisco Systems, Inc.	559,125
15,000	QUALCOMM, Inc.	1,188,000
		1,747,125

	Computer Hardware-3.4%
24,500	Apple, Inc.	2,276,785
6,000	International Business Machines Corp.	1,087,620
		3,364,405

	Internet Software & Services-1.6%
1,400	Google, Inc., Class A(2)	818,538
1,400	Google, Inc., Class C(2)	805,392
		1,623,930

	Semiconductor Equipment-1.0%
27,000	Applied Materials, Inc.	608,850
5,000	KLA-Tencor Corp.	363,200
		972,050

	Semiconductors-2.4%
17,500	Broadcom Corp., Class A	649,600
19,000	Intel Corp.	587,100
22,000	Texas Instruments, Inc.	1,051,380
		2,288,080

	Systems Software-0.6%
15,000	Microsoft Corp.	625,500

Shares/Principal Amount		Value

TOTAL INFORMATION TECHNOLOGY		$10,621,090
MATERIALS-4.8%
	Commodity Chemicals-0.5%
5,500	LyondellBasell Industries NV, Class A	537,075

	Diversified Chemicals-2.9%
12,000	Dow Chemical Co.(1)	617,520
17,500	EI du Pont de Nemours & Co.	1,145,200
5,000	PPG Industries, Inc.	1,050,750
		2,813,470
	Fertilizers & Agricultural Chemicals-0.4%
1,800	CF Industries Holdings, Inc.	432,954

	Paper Products-1.0%
20,000	International Paper Co.	1,009,400
TOTAL MATERIALS		4,792,899

TELECOMMUNICATION SERVICES-1.2%
	Integrated Telecommunication Services-1.2%
10,000	AT&T, Inc.	353,600
15,000	Verizon Communications, Inc.	733,950
		1,087,550
TOTAL TELECOMMUNICATION SERVICES		1,087,550

UTILITIES-2.2%
	Electric Utilities-2.2%
12,500	Duke Energy Corp.	927,375
10,000	NextEra Energy, Inc.	1,024,800
7,500	Southern Co.	340,350
		2,292,525
TOTAL UTILITIES		2,292,525

TOTAL COMMON STOCKS
(Cost $37,530,552)		57,376,992

EXCHANGE TRADED FUNDS-2.9%
20,500	iShares® MSCI EAFE ETF	1,401,585
3,500	iShares® Russell 2000® Growth Index ETF	484,470
18,000	SPDR® Barclays Convertible Securities ETF	909,000

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,404,096)		2,795,055

PREFERRED STOCKS-1.0%
	Regional Banks-0.7%
15,000	BB&T Corp., Series E, 5.625%	356,100

Semi-Annual Report | June 30, 2014	WesMark Funds	11

Portfolio of Investments
WesMark Balanced Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

15,000	PNC Financial Services Group, Inc., Series Q, 5.375%	$346,650
		702,750
	Specialized REITS-0.3%
10,000	Public Storage, Series S, 5.900%	243,600
TOTAL PREFERRED STOCKS
(Cost $918,754)		946,350

CORPORATE BONDS-13.5%
	Automobile Manufacturers-1.8%
$750,000	Ford Motor Credit Co. LLC, Sr. Unsecured Notes, 4.375%, 8/6/2023	802,020
1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(3)	931,388
		1,733,408

	Communications Equipment-1.1%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,081,100

	Computer Hardware-1.7%
1,000,000	Hewlett-Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	1,041,496
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	618,716
		1,660,212

	Diversified Chemicals-1.0%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	984,805

	Health Care Equipment-0.6%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	554,368

	Health Care Services-0.5%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	521,112

	Healthcare REITS-0.5%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	522,785

Shares/Principal Amount		Value

	Industrial Conglomerates-1.1%
$500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	$515,773
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 4.000%, 1/13/2027(3)	500,003
		1,015,776
	Investment Banking & Brokerage-0.6%
500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	555,899

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	483,110

	Networking Products-0.5%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	513,791

	Oil & Gas Exploration & Production-0.5%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	504,268

	Other Diversified Financial Services-1.6%
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,093,906
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(3)	500,035
		1,593,941

	Packaged Foods & Meats-0.5%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	465,000

	Regional Banks-0.5%
$500,000	PNC Bank NA, Subordinate Notes, 2.950%, 1/30/2023	490,013

	Semiconductors-0.5%
500,000	Texas Instruments, Inc., Sr. Unsecured Notes, 1.650%, 8/3/2019	491,862
TOTAL CORPORATE BONDS
(Cost $12,715,739)		13,171,450

12	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2014 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-2.8%
	Federal National Mortgage Association- 1.8%
$821,458	Series 2012-100, Class NA, 2.000%, 11/25/2041	$808,605
934,320	Series 2013-72, Class HG, 3.000%, 4/25/2033	963,375
		1,771,980

	Government National Mortgage
	Association-1.0%
935,438	Series 2013-88, Class LV, 2.500%, 9/16/2026(4)	920,211
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,718,533)		2,692,191

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-3.2%
	Federal Home Loan Mortgage Corp.-1.0%
984,293	Pool G30681, 3.500%, 1/1/2034	1,028,518
5,648	Pool E84004, 6.000%, 6/1/2016	5,792
		1,034,310
	Federal National Mortgage Association- 2.2%
72,478	Pool 254831, 5.000%, 8/1/2023	80,511
489,792	Pool AM3301, 2.350%, 5/1/2023	476,916
909,683	Pool MA1449, 3.000%, 5/1/2028	939,414
324,627	Pool AE0375, 4.000%, 7/1/2025	347,686
250,865	Pool AD6175, 4.000%, 9/1/2025	268,690
		2,113,217
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $3,075,265)		3,147,527

U.S. GOVERNMENT AGENCY SECURITIES-6.1%
	Federal Home Loan Banks-4.1%
500,000	1.740%, 10/10/2018	498,943
1,000,000	0.500%, 4/17/2019(3)	1,000,128
450,000	5.250%, 6/10/2022	538,925
500,000	1.250%, 10/25/2022(3)	484,099
952,381	2.900%, 9/5/2025	918,001
575,000	1.250%, 9/28/2027(3)	571,793
		4,011,889

	Federal Home Loan Mortgage Corp.-2.0%
750,000	2.050%, 5/22/2023	707,065
750,000	3.050%, 6/27/2023	745,528

Shares/Principal Amount		Value

$500,000	2.500%, 12/26/2025	$466,478
		1,919,071

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $5,919,761)		5,930,960

TAXABLE MUNICIPAL BONDS-5.4%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	544,530

	Florida-0.5%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	484,479

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	291,308

	Ohio-1.2%
500,000	City of Akron, Build America General Obligation Unlimited Bonds, 3.650%, 12/1/2017	501,260
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	680,431
		1,181,691

	Pennsylvania-1.5%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	579,160
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	559,685
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	304,132
		1,442,977

	Virginia-0.6%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	557,655

Semi-Annual Report | June 30, 2014	WesMark Funds	13

Portfolio of Investments
WesMark Balanced Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

	West Virginia-0.2%
$250,000	West Virginia University, Refunding and Improvement Revenue Bonds, Series B, 2.419%, 10/1/2020	$247,473

	Wisconsin-0.6%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	565,915
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $4,857,820)		5,316,028

SHORT TERM INVESTMENTS-6.3%
	Mutual Funds-6.3%
6,195,809	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.005% (at net asset value)	6,195,809
TOTAL SHORT TERM INVESTMENTS
(Cost $6,195,809)		6,195,809

TOTAL INVESTMENTS-99.7%
(Cost $76,336,329)		97,572,362
OTHER ASSETS AND LIABILITIES-NET(5)-0.3%		334,492
NET ASSETS-100.0%		$97,906,854

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts		Value

WRITTEN CALL OPTIONS(0.0%)(6)
(265)	Bristol-Myers Squibb Co., Expires 09/20/2014, Exercise Price $50.00	$(23,850)
(120)	ConAgra Foods, Inc., Expires 09/20/2014, Exercise Price $30.00	(7,500)
(120)	Dow Chemical Co., Expires 07/19/2014, Exercise Price $52.50	(3,840)

Number of Contracts		Value

(100)	Merck & Co., Inc., Expires 07/19/2014, Exercise Price $57.50	$(9,000)
TOTAL WRITTEN CALL OPTIONS
(Premiums received $50,557)		$(44,190)

(1)	Pledged security; a portion or all of the security is pledged as collateral for written options as of June 30, 2014.
(2)	Non-income producing security.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2014.
(4)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.
(5)	Assets, other than investments in securities, less liabilities. (6) Amount represents less than 0.05% of net assets.

Note : The categories of investments are shown as a percentage of net assets at June 30, 2014.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
EAFE	-	Europe, Australia, Far East
ETF	-	Exchange Traded Fund.
LLC	-	Limited Liability Company
Ltd.	-	Limited.
MSCI	-	Morgan Stanley Capital International
NA	-	National Association.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
REITS	-	Real Estate Investment Trusts
SA	-	Generally designates corporations in various countries, mostly those employing the civil law
SPDR	-	Standard & Poor’s Depository Receipts
Sr.	-	Senior.

See Notes to Financial Statements which are an integral part of the Financial Statements.

14	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2014 (Unaudited)	WesMark Government Bond Fund

At June 30, 2014, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

U.S. GOVERNMENT AGENCY -	51.7%

COLLATERALIZED MORTGAGE

OBLIGATIONS

TAXABLE MUNICIPAL BONDS	18.3%

U.S. GOVERNMENT AGENCY -

MORTGAGE BACKED SECURITIES	15.0%

U.S. GOVERNMENT AGENCY SECURITIES	7.1%

U.S. TREASURY BONDS	4.3%

N0N-TAXABLE MUNICIPAL BONDS	0.4%

SHORT-TERM INVESTMENTS(2)	2.5%

OTHER ASSETS AND LIABILITIES - NET (3)	0.7%

TOTAL PORTFOLIO	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

Semi-Annual Report | June 30, 2014	WesMark Funds	15

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-51.7%
	Federal Home Loan Mortgage Corp.-23.4%
$298,286	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	$314,509
167,646	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	175,162
986,795	Series 2005-3030, Class FL, 0.552%, 9/15/2035, REMIC(1)	989,441
53,666	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	53,961
72,668	Series 2007-3342, Class FT, 0.602%, 7/15/2037, REMIC(1)	72,908
592,775	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	614,743
264,888	Series 2009-3540, Class KF, 1.202%, 11/15/2036, REMIC(1)	271,291
2,192,342	Series 2010-3758, Class FB, 0.652%, 11/15/2040, REMIC(1)	2,197,766
4,239,419	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	4,239,978
2,187,863	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,194,632
10,848,897	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	10,748,143
6,004,076	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	5,983,230
7,580,417	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	7,558,669
3,669,480	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	3,675,582
6,001,322	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	5,841,075
5,117,901	Series 2012-4136, Class NA, 1.250%, 11/15/2027, REMIC	4,864,601
5,241,905	Series 2012-4145, Class YC, 1.500%, 12/15/2027, REMIC	5,082,719
4,353,584	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	4,237,413
4,383,512	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	4,455,104
		63,570,927
	Federal National Mortgage Association- 27.4%
2,591,339	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	2,711,184
3,461,774	Series 2005-13, Class FQ, 0.552%, 3/25/2035, REMIC(1)	3,466,582
105,024	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	105,635
1,504,359	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	1,492,200

Shares/Principal Amount		Value

$2,527,196	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	$2,631,552
4,749,956	Series 2012-103, Class CE, 2.000%, 6/25/2039, REMIC	4,708,693
4,269,100	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	4,122,170
4,535,156	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	4,352,394
4,015,412	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	3,962,448
3,902,592	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	3,881,316
3,581,360	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	3,442,532
3,821,801	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	3,913,696
3,660,281	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	3,552,013
4,718,339	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	4,846,206
4,596,045	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	4,472,995
4,287,730	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	4,417,652
4,522,916	Series 2013-9, Class MB, 2.000%, 2/25/2033, REMIC	4,443,914
4,527,407	Series 2013-74, Class DG, 3.500%, 3/25/2028, REMIC	4,748,390
4,090,406	Series 2013-74, Class HA, 3.000%, 10/25/2037, REMIC	4,210,026
4,712,606	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	4,935,276
		74,416,874

	Government National Mortgage Association-0.9%
2,394,344	Series 2011-11, Class PC, 2.000%, 4/20/2040	2,380,581

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $142,178,147)		140,368,382

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-15.0%
	Federal Home Loan Mortgage Corp.-2.1%
892,460	Pool C91349, 4.500%, 12/1/2030	975,235
2,023,064	Pool C91361, 4.000%, 3/1/2031	2,170,897
2,492,716	Pool J16706, 3.000%, 9/1/2021	2,600,369
		5,746,501
	Federal National Mortgage Association- 12.9%
3,480,239	Pool MA0957, 3.000%, 1/1/2022	3,638,137
785,527	Pool 972080, 5.000%, 2/1/2023	855,485

16	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2014 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value

$1,521,053	Pool AM2737, 1.660%, 3/1/2023	$1,495,504
7,612,873	Pool MA0641, 4.000%, 2/1/2031	8,185,079
4,139,098	Pool MA0667, 4.000%, 2/1/2031	4,450,805
3,232,445	Pool MA0695, 4.000%, 4/1/2031	3,475,538
1,982,234	Pool MA0756, 4.000%, 5/1/2031	2,131,236
5,577,795	Pool MA0818, 4.000%, 8/1/2031	5,999,493
4,684,590	Pool MA1459, 3.000%, 6/1/2033	4,777,772
		35,009,049

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $39,349,321)		40,755,550

U.S. GOVERNMENT AGENCY SECURITIES-7.1%

	Federal Agricultural Mortgage Corp.-1.2%
3,000,000	5.125%, 4/19/2017(2)	3,340,638

	Federal Farm Credit Bank-1.9%
5,000,000	2.100%, 12/5/2022	4,799,015
450,000	2.400%, 2/13/2023	439,210
		5,238,225

	Federal Home Loan Bank-1.3%
500,000	1.250%, 1/30/2023(3)	482,347
500,000	1.500%, 2/21/2023(3)	485,005
500,000	1.500%, 5/22/2023(3)	482,549
1,000,000	2.770%, 4/4/2025	946,688
1,100,000	2.500%, 4/17/2028(3)	1,016,835
		3,413,424

	Federal Home Loan Mortgage Corp.-2.5%
3,000,000	2.080%, 5/22/2023	2,848,368
2,000,000	3.050%, 6/27/2023	1,988,074
2,000,000	3.000%, 12/19/2025	1,951,832
		6,788,274

	Federal National Mortgage Association-0.2%
500,000	5.730%, 5/26/2027	524,009
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $19,412,440)		19,304,570

U.S. TREASURY BONDS-4.3%
	U.S. Treasury Bonds-4.3%
8,000,000	7.625%, 2/15/2025	11,811,248

TOTAL U.S. TREASURY BONDS
(cost $12,502,734)		11,811,248

Shares/Principal Amount		Value

TAXABLE MUNICIPAL BONDS-18.3%
	Alaska-0.4%
$880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	$990,774

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,153,690

	California-0.2%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	615,685

	Colorado-0.8%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,089,430
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,145,610
		2,235,040
	Illinois-1.5%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	1,123,300
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	513,276
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,125,140
	Will Grundy Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	165,273
1,000,000	6.650%, 1/1/2026	1,160,610
		4,087,599

Semi-Annual Report | June 30, 2014	WesMark Funds	17

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

	Indiana-0.9%
$550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	$528,126
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	752,059
700,000	3.150%, 7/15/2023	682,276
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	508,587
		2,471,048

	Kansas-0.5%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	491,297
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	207,202
380,000	5.500%, 9/1/2023	393,676
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	343,689
		1,435,864

	Kentucky-2.2%
1,190,000	Boyd County School District Finance Corp., Build America Revenue Bonds, 5.750%, 2/1/2025	1,195,629
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,696,438
300,000	City of Elizabethtown, Kentucky, Build America General Obligation Unlimited Bonds, Series A, 5.250%, 7/1/2027	324,375
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	322,155
315,000	5.250%, 12/1/2025	339,740
1,120,000	Kentucky Asset Liability Commission, Revenue Bonds, 2.998%, 4/1/2023	1,100,310
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,102,950
		6,081,597

Shares/Principal Amount		Value

	Michigan-1.1%
$570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	$630,163
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	335,609
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	894,985
1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	1,031,730
		2,892,487

	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	537,340

	Mississippi-0.1%
230,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	254,014

	Missouri-1.6%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,804,178
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,437,220
		4,241,398

	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	252,333

	New Mexico-0.2%
515,000	Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds, 2.220%, 6/1/2020	498,345

	New York-0.2%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	672,612

18	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2014 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value

	North Carolina-0.4%
$925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	$1,057,599

	Ohio-3.2%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,391,275
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	308,165
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,020,330
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	582,970
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	566,990
1,085,000	Jackson City, Ohio, School District Unlimited General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,029,774
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	196,349
260,000	5.500%, 12/1/2022	285,691
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,055,950
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	641,903
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	770,840
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	986,094
		8,836,331

Shares/Principal Amount		Value

	Oregon-0.7%
$1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	$1,036,320
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	879,487
		1,915,807

	Pennsylvania-1.4%
1,000,000	City of Reading, Pennsylvania, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	1,025,890
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,118,800
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	958,260
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	571,300
		3,674,250

	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	983,062

	Texas-1.5%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	568,380
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,150,380
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,375,495
		4,094,255

	Utah-0.2%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	566,895

Semi-Annual Report | June 30, 2014	WesMark Funds	19

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

	West Virginia-0.1%
$250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	$236,740

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $47,244,948)		49,784,765

NON-TAXABLE MUNICIPAL BONDS-0.4%
	Texas-0.4%
1,000,000	City of Houston, Utility System Revenue Bonds, Series A, 3.428%, 5/15/2023	1,034,420

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $1,004,889)		1,034,420

SHORT TERM INVESTMENTS-2.5%
	Mutual Funds-2.5%
6,685,179	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.005% (at net asset value)	6,685,179

TOTAL SHORT TERM INVESTMENTS
(Cost $6,685,179)		6,685,179

TOTAL INVESTMENTS-99.3%
(Cost $268,377,658)		269,744,114
OTHER ASSETS AND LIABILITIES-NET(4)-0.7%		2,005,484
NET ASSETS-100.0%		$271,749,598

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $3,340,638 or 1.2% of net assets.

(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2014.
(4)	Assets, other than investments in securities, less liabilities.

Note :	The categories of investments are shown as a percentage of net assets at June 30, 2014.

The following acronyms are used throughout this portfolio:

REMIC	- Real Estate Mortgage Investment Conduit.

See Notes to Financial Statements which are an integral part of the Financial Statements.

20	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2014 (Unaudited)	WesMark West Virginia Municipal Bond Fund

At June 30, 2014, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
MUNICIPAL BONDS	97.7%
SHORT-TERM INVESTMENTS(2)	2.9%
OTHER ASSETS AND LIABILITES - NET(3)	(0.6)%
TOTAL PORTFOLIO VALUE	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets

Less than 1 Year	0.5%

1-3 Years	3.5%

3-5 Years	6.9%

5-10 Years	35.6%

10 Years or Greater	51.2%

Short-Term Investments(2)	2.9%

Other Assets And Liabilities – Net(3)	(0.6)%

TOTAL	100.0%

S&P® Ratings of Municipal Bonds as Percentage of Total Net Assets(4)

AAA	11.3%

AA	44.4%

A	10.8%

BBB	1.1%

Not rated by S&P®	30.1%

Short-Term Investments(2)	2.9%

Other Assets and Liabilities – Net(3)	(0.6)%

TOTAL PORTFOLIO VALUE	100.0%

Moody’s Ratings of Municipal Bonds as Percentage of Total Net Assets(4)

Aaa	5.5%

Aa	29.9%

A	23.7%

Baa	1.2%

Not rated by Moody’s	37.4%

Short-Term Investments(2)	2.9%

Other Assets and Liabilities – Net(3)	(0.6)%

TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investments in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)

These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category.

Semi-Annual Report | June 30, 2014	WesMark Funds	21

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

MUNICIPAL BONDS-97.7%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$997,416

	New Mexico-0.1%
125,000	New Mexico State Mortgage Finance Authority Revenue Bonds, 3.000%, 3/1/2024	119,394

	Ohio-2.9%
1,250,000	City of Elyria, Ohio, General Obligation Limited Bonds, 3.000%, 12/1/2026	1,224,538
500,000	City of Toledo, Ohio, Water System Revenue Bonds, 3.000%, 11/15/2026	494,885
400,000	Ohio State University, Special Obligation Revenue Bonds, 3.375%, 12/1/2028	401,756
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,306,063
		3,427,242

	Pennsylvania-1.0%
	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds:
305,000	4.250%, 9/1/2025	305,915
40,000	4.250%, 9/1/2025	40,264
200,000	Township of Heidelberg, Pennsylvania, Revenue Bonds, 2.875%, 12/1/2027	191,054
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	571,300
		1,108,533

	Texas-4.5%
670,000	Brazoria County, Texas, Municipal Utility District No. 34 General Obligation Unlimited Bonds, 7.500%, 9/1/2035	772,724
300,000	City of Arlington, Texas, General Obligation Limited Bonds, 3.000%, 8/15/2027	299,025
200,000	City of Arlington, Texas, Water & Wastewater System Revenue Bonds, Series A, 3.000%, 6/1/2027	198,302

Shares/Principal Amount		Value

$500,000	City of Dallas, Texas, Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	$530,005
1,000,000	Harris County, Texas, Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036, (AGM)	1,065,530
	Harris County, Texas, Water Control & Improvement District No. 84 General Obligation Unlimited Bonds:
330,000	3.500%, 9/1/2026	335,646
340,000	4.000%, 9/1/2027	354,617
345,000	4.000%, 9/1/2028	357,824
	Montgomery County, Texas, Municipal Utility District No. 83 General Obligation Unlimited Bonds:
435,000	3.375%, 9/1/2025	421,380
455,000	3.500%, 9/1/2026	440,927
475,000	3.500%, 9/1/2027	449,929
		5,225,909

	West Virginia-88.3%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,258,054
400,000	4.000%, 5/1/2024	441,012
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
320,000	4.750%, 12/1/2019	328,208
880,000	4.125%, 12/1/2030	884,488
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	838,258
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
250,000	4.250%, 12/1/2024, (AGM)	255,255
500,000	Series A, 2.200%, 12/1/2022	492,420
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
1,045,000	Series A, 3.500%, 10/1/2023	1,066,485
700,000	Series A, 4.650%, 3/1/2037	725,487
105,000	Series C, 2.000%, 10/1/2015	106,530
285,000	Series C, 3.500%, 10/1/2025	290,609

22	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2014 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value

$575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	$620,592
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	204,863
205,000	3.750%, 6/1/2025	216,101
215,000	3.850%, 6/1/2026	226,876
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	200,988
205,000	Series A, 3.600%, 10/1/2015	209,492
200,000	Series A, 3.800%, 10/1/2016	204,348
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
190,000	Series A, 2.750%, 12/1/2018	188,982
195,000	Series A, 2.750%, 12/1/2019	192,482
895,000	Series A, 4.400%, 8/1/2025	917,232
245,000	Series A, 3.500%, 12/1/2026	234,957
250,000	Series A, 3.600%, 12/1/2027	238,690
265,000	Series A, 3.700%, 12/1/2028	252,431
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	514,457
515,000	2.750%, 7/1/2023	505,715
500,000	4.000%, 7/1/2024	522,560
605,000	3.000%, 7/1/2025	597,177
575,000	3.100%, 7/1/2026	567,053
1,000,000	3.150%, 7/1/2027	986,330
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
150,000	3.500%, 10/1/2016	151,418
230,000	4.000%, 10/1/2020	232,134
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	247,815
490,000	Series A, 3.500%, 9/1/2027, (AGM)	493,930
220,000	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds, Series A, 4.250%, 6/1/2026	231,777

Shares/Principal Amount		Value

$500,000	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds, 4.000%, 6/1/2026	$526,820
	Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	396,368
600,000	Series A, 2.200%, 9/1/2019	594,774
	Fairmont State University, West Virginia, Revenue Bonds:
1,400,000	Series B, 3.000%, 6/1/2024	1,356,642
1,000,000	Series B, 3.100%, 6/1/2025	968,380
250,000	Hampshire County Building Commission Lease Revenue Bonds, Series A, 3.500%, 1/1/2020	256,490
	Hardy County, West Virginia Board of Education:
1,285,000	2.250%, 6/1/2024	1,228,447
1,405,000	2.450%, 6/1/2026	1,331,575
610,000	2.625%, 6/1/2028	573,827
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	148,632
135,000	Series A, 3.250%, 6/1/2023	133,965
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,293,228
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,096,530
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
860,000	Series A, 5.250%, 7/1/2020	888,070
500,000	Series A, 5.000%, 7/1/2030	508,100
525,000	Series A, 5.250%, 7/1/2035	531,794
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monangalia County Building):
300,000	Series A, 4.000%, 2/1/2022	327,135
250,000	Series A, 4.000%, 2/1/2023	269,775
450,000	Series A, 3.000%, 2/1/2025	454,284
750,000	Series A, 3.125%, 2/1/2026	758,235
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	519,625

Semi-Annual Report | June 30, 2014	WesMark Funds	23

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
$135,000	Series A, 4.000%, 8/1/2018, (NATL-RE FGIC)	$139,730
1,930,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	2,017,661
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	519,755
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	633,360
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,695,932
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,255,097
562,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	563,068
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,145,000	Series A, 5.375%, 7/1/2018, (AMBAC)	1,269,862
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,418,110
2,505,000	Series C, 5.375%, 7/1/2021	2,859,182
1,500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,610,415
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 4.000%, 6/1/2023	1,086,040
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,301,850
755,000	Series B, 3.500%, 11/1/2026	769,201

Shares/Principal Amount		Value

	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
$920,000	4.500%, 6/1/2020	$944,021
860,000	4.750%, 6/1/2022	880,838
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
150,000	Series A, 3.000%, 8/1/2015	153,976
500,000	Series A, 4.750%, 8/1/2029	561,185
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,762,732
365,000	Series B, 3.375%, 10/1/2023	380,370
390,000	Series B, 3.500%, 10/1/2024	405,955
415,000	Series B, 3.625%, 10/1/2025	430,666
435,000	Series B, 3.750%, 10/1/2026	452,061
2,050,000	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project), 2.500%, 12/15/2022	2,042,230
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	571,932
305,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 6/15/2028	347,633
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,064,140
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,690,860
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	255,969
405,000	Series A, 4.000%, 4/1/2020	448,740
300,000	Series A, 4.250%, 4/1/2023	315,219
485,000	Series A, 5.000%, 4/1/2026	555,354
40,000	Series B, 5.000%, 4/1/2016	40,147
360,000	Series B, 3.200%, 4/1/2024	366,930
375,000	Series B, 3.375%, 4/1/2025	383,599
385,000	Series B, 3.500%, 4/1/2026	394,448

24	WesMark Funds	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2014 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value

$400,000	Series B, 3.600%, 4/1/2027	$410,056
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,071,113
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,079,810
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	303,219
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	605,448
685,000	Series A, 2.000%, 11/1/2018	691,302
325,000	Series A, 3.600%, 5/1/2022	339,589
1,340,000	Series A, 3.200%, 11/1/2023	1,373,071
1,000,000	Series A, 3.800%, 11/1/2024	1,040,490
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	495,171
450,000	4.250%, 7/1/2018	504,873
310,000	5.000%, 7/1/2026	343,771
500,000	Series A, 3.000%, 7/1/2025	498,140
700,000	Series A, 3.125%, 7/1/2026	698,957
200,000	Series B, 3.000%, 7/1/2018	213,838
370,000	Series B, 4.000%, 7/1/2023	404,384
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	603,065
515,000	Series A, 5.000%, 7/1/2026	602,751
810,000	West Virginia State Road, General Obligation Bonds, 5.000%, 6/1/2024, (NATL-RE FGIC)	839,913
500,000	West Virginia State Road, General Obligation Unlimited Bonds, 5.000%, 6/1/2021, (NATL-RE FGIC)	519,770
	West Virginia State University Revenue Bonds:
300,000	Series A, 1.500%, 10/1/2016	296,136
335,000	Series A, 3.000%, 10/1/2020	336,320
340,000	Series A, 2.550%, 10/1/2021	329,878
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	405,943
1,000,000	Series A, 5.500%, 4/1/2016, (NATL-RE)	1,089,110

Shares/Principal Amount		Value

$500,000	Series B, 5.000%, 10/1/2021, (NATL-RE FGIC)	$505,925
345,000	Series B, 5.000%, 10/1/2025	399,586
750,000	Series B, 4.125%, 10/1/2031	788,565
1,000,000	Series C, 5.000%, 10/1/2026, (NATL-RE FGIC)	1,011,850
1,275,000	Series C, 5.000%, 10/1/2027, (NATL-RE FGIC)	1,290,109
500,000	Series C, 5.000%, 10/1/2034, (AGM)	505,925
2,000,000	Series C, 5.000%, 10/1/2034, (NATL-RE FGIC)	2,023,700
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,160,894
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	524,675
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,503,475
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	613,863
600,000	Series A-II, 3.250%, 11/1/2025	610,152
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,053,430
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	921,132
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,046,630
725,000	Series B-II, 4.000%, 11/1/2025	781,376
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	527,470
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,053,990
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	671,210
1,000,000	West Virginia, General Obligation Unlimited Bonds, Series A, 5.200%, 11/1/2026	1,164,460

Semi-Annual Report | June 30, 2014	WesMark Funds	25

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2014 (Unaudited)

Shares/Principal Amount		Value

$395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, Zero Coupon , 11/1/2021, (NATL-RE FGIC)	$338,934
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
370,000	Series A, 3.250%, 6/1/2015	380,541
700,000	Series A, 3.500%, 6/1/2016, (AGM)	743,071
625,000	Series A, 3.000%, 6/1/2018	655,131
875,000	Series A, 3.000%, 6/1/2019	912,389
500,000	Series A, 4.250%, 6/1/2026, (AGM)	513,955
500,000	Series A, 4.750%, 6/1/2036, (AGM)	518,575
		102,713,301

TOTAL MUNICIPAL BONDS
(Cost $110,741,324)		113,591,795

SHORT TERM INVESTMENTS-2.9%
	Mutual Funds-2.9%
3,355,266	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.005% (at net asset value)	3,355,266

TOTAL SHORT TERM INVESTMENTS
(Cost $3,355,266)		3,355,266

TOTAL INVESTMENTS-100.6%
(Cost $114,096,590)		116,947,061
OTHER ASSETS AND LIABILITIES-NET(1)-(0.6)%		(667,378)
NET ASSETS-100.0%		$116,279,683

(1) Assets, other than investments in securities, less liabilities.

Note	: The categories of investments are shown as a percentage of net assets at June 30, 2014.

The following acronyms are used throughout this portfolio:
AGM	-	Assured Guaranty Municipal.
AMBAC	-	AMBAC Indemnity Corp.
ARCs	-	Auction Rate Certificates.
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance, Inc.
NATL-RE	-	Third party insurer for municipal debt securities.

See Notes to Financial Statements which are an integral part of the Financial Statements.

26	WesMark Funds	www.wesmarkfunds.com

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund

ASSETS:

Investments in securities, at value (cost - see below)	$97,020,498	$359,862,481	$97,572,362	$269,744,114	$116,947,061
Cash	4,125	16,235	12,438	–	–

RECEIVABLE FOR:
Dividends and interest	27,795	353,103	334,575	1,290,434	1,040,500
Investments sold	–	–	7,255	–	–
Fund shares sold	369,902	1,016,710	896,193	1,456,198	75,918
Prepaid expenses	14,862	24,812	12,705	20,110	10,828

Total Assets	97,437,182	361,273,341	98,835,528	272,510,856	118,074,307

LIABILITIES:

PAYABLE FOR:
Written options, at value (Premiums received $–, $–, $50,557, $– and $–)	–	–	44,190	–	–
Investments purchased	82,822	–	358,695	–	1,533,585
Fund shares redeemed	85,860	1,258,369	484,312	343,173	40,400
Income distribution payable	–	–	–	328,882	174,020
Investment advisory fees	13	19	5	1	–
Fund Accounting and Administration fees	6,461	27,923	7,575	19,934	10,773
Audit and Legal fees	8,451	8,451	10,072	10,072	6,426
Shareholder Services fee (Note 5)	19,437	72,920	19,876	54,183	25,988
Transfer Agency fees	3,302	5,973	3,186	4,082	2,443
Registration fees	12	8	61	–	1
Printing and Postage fees	324	295	285	310	589
Trustees’ fees and expenses	372	711	414	618	396
Chief compliance officer fees	3	3	3	3	3

Total Liabilities	207,057	1,374,672	928,674	761,258	1,794,624

Net Assets	$97,230,125	$359,898,669	$97,906,854	$271,749,598	$116,279,683

NET ASSETS CONSIST OF:

Paid-in capital	$55,655,495	$223,514,186	$76,386,822	$270,027,569	$113,351,170
Accumulated net investment income (loss)	(365,682)	68,439	48,673	(14,566)	(130)
Accumulated net realized gain on investments and written options	1,675,088	9,798,887	228,959	370,139	78,172
Net unrealized appreciation on investments and written options	40,265,224	126,517,157	21,242,400	1,366,456	2,850,471

Net Assets	$97,230,125	$359,898,669	$97,906,854	$271,749,598	$116,279,683

Shares Outstanding, No Par Value, Unlimited Shares Authorized	6,823,584	18,974,325	7,773,190	27,243,950	11,063,422
Net asset value, offering price & redemption price per share	$14.25	$18.97	$12.60	$9.97	$10.51

Investments, at identified cost	$56,755,274	$233,345,324	$76,336,329	$268,377,658	$114,096,590

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2014	WesMark Funds	27

Statements of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

	WesMark Small			WesMark	WesMark West
	Company Growth	WesMark Growth	WesMark	Government	Virginia Municipal
	Fund	Fund	Balanced Fund	Bond Fund	Bond Fund

INVESTMENT INCOME:

Dividends, net of foreign taxes*	$197,647	$2,690,170	$762,712	$54	$57
Interest	–	–	539,807	3,614,408	1,934,067

Total Investment Income	197,647	2,690,170	1,302,519	3,614,462	1,934,124

EXPENSES:

Investment adviser fee (Note 5)	344,977	1,282,926	341,770	802,057	337,210
Fund Accounting and Administration fee (Note 5)	37,573	124,278	40,514	110,136	54,276
Custodian fees (Note 5)	9,379	19,906	7,972	16,815	8,736
Transfer agent fees	15,920	28,780	16,808	18,716	14,011
Trustees’ fees (Note 9)	9,410	17,924	9,428	15,628	10,170
Auditing fees	9,202	9,202	8,823	8,823	8,823
Chief compliance officer fees	617	617	617	617	617
Legal fees	6,799	6,799	6,799	6,799	7,569
Shareholder services fee (Note 5)	114,992	427,642	113,923	334,190	140,504
Registration fees	6,278	6,840	6,538	7,127	3,550
Printing and Postage fees	2,649	2,633	2,622	2,639	2,882
Insurance premiums	4,144	15,231	3,992	11,844	5,200
Miscellaneous	1,389	5,595	1,446	5,235	2,222

Total Expenses	563,329	1,948,373	561,252	1,340,626	595,770

WAIVERS AND REIMBURSEMENTS (NOTE 5):

Waiver/reimbursement of investment adviser fee	–	–	–	–	(56,202)

Net Expenses	563,329	1,948,373	561,252	1,340,626	539,568

Net Investment Income (Loss)	(365,682)	741,797	741,267	2,273,836	1,394,556

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	1,675,144	9,799,150	209,888	966,627	(2,574)
Net realized gain on written options	–	–	19,078	–	–
Net change in unrealized appreciation of investments	2,325,727	12,346,284	4,173,514	4,601,198	3,779,490
Net change in unrealized appreciation of written options	–	–	6,367	–	–

Net realized and unrealized gain on investments	4,000,871	22,145,434	4,408,847	5,567,825	3,776,916

Net Increase in Net Assets Resulting from Operations	$3,635,189	$22,887,231	$5,150,114	$7,841,661	$5,171,472

* Foreign tax withholding	$1,166	$40,382	$13,891	$–	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

28	WesMark Funds	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Small Company Growth Fund		WesMark Growth Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	June 30, 2014	Year Ended	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013	(Unaudited)	December 31, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(365,682)	$(586,660)	$741,797	$1,278,611
Net realized gain on investments	1,675,144	785,664	9,799,150	8,353,150
Net change in unrealized appreciation on investments	2,325,727	26,649,341	12,346,284	82,508,777

Net increase in net assets resulting from operations	3,635,189	26,848,345	22,887,231	92,140,538

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	–	–	(673,358)	(1,445,950)
From net realized capital gains	(270,008)	(1,426,900)	(1,622,984)	(7,878,306)

Decrease in net assets from distributions to shareholders	(270,008)	(1,426,900)	(2,296,342)	(9,324,256)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	4,260,703	6,384,292	11,016,645	16,503,884
Shares issued in reinvestment of distributions	124,402	653,617	913,528	3,716,533
Cost of shares redeemed	(3,086,015)	(7,154,837)	(14,403,545)	(33,395,185)

Net increase (decrease) resulting from beneficial interest transactions	1,299,090	(116,928)	(2,473,372)	(13,174,768)

Net Increase in Net Assets	4,664,271	25,304,517	18,117,517	69,641,514

NET ASSETS:
Beginning of Period	92,565,854	67,261,337	341,781,152	272,139,638

End of Period*	$97,230,125	$92,565,854	$359,898,669	$341,781,152

*Including accumulated net investment income (loss) of:	$(365,682)	$–	$68,439	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2014	WesMark Funds	29

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	June 30, 2014	Year Ended	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013	(Unaudited)	December 31, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$741,267	$1,282,399	$2,273,836	$4,614,471
Net realized gain (loss) on investments	209,888	2,008,976	966,627	(193,594)
Net realized gain on written options	19,078	–	–	–
Long-term capital gain distributions from other investment companies	–	28,374	–	–
Net change in unrealized appreciation (depreciation) on investments	4,173,514	6,890,717	4,601,198	(14,100,627)
Net change in unrealized appreciation on written options	6,367	–	–	–

Net increase (decrease) in net assets resulting from operations	5,150,114	10,210,466	7,841,661	(9,679,750)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(718,628)	(1,345,028)	(2,426,285)	(5,303,544)
From net realized capital gains	(589,769)	(1,543,365)	–	–

Decrease in net assets from distributions to shareholders	(1,308,397)	(2,888,393)	(2,426,285)	(5,303,544)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	9,244,581	16,042,601	11,622,388	36,047,370
Shares issued in reinvestment of distributions	263,825	566,898	482,399	1,193,945
Cost of shares redeemed	(4,114,584)	(6,356,348)	(12,307,788)	(27,093,780)

Net increase (decrease) resulting from beneficial interest transactions	5,393,822	10,253,151	(203,001)	10,147,535

Net Increase (Decrease) in Net Assets	9,235,539	17,575,224	5,212,375	(4,835,759)

NET ASSETS:
Beginning of Period	88,671,315	71,096,091	266,537,223	271,372,982

End of Period*	$97,906,854	$88,671,315	$271,749,598	$266,537,223

*Including accumulated net investment income (loss) of:	$48,673	$26,034	$(14,566)	$137,883

See Notes to Financial Statements which are an integral part of the Financial Statements.

30	WesMark Funds	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund
	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,394,556	$3,001,149
Net realized gain (loss) on investments	(2,574)	140,487
Net change in unrealized appreciation (depreciation) on investments	3,779,490	(6,211,654)

Net increase (decrease) in net assets resulting from operations	5,171,472	(3,070,018)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(1,394,715)	(2,988,007)
From net realized capital gains	(11)	(141,224)

Decrease in net assets from distributions to shareholders	(1,394,726)	(3,129,231)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	5,647,030	14,919,342
Shares issued in reinvestment of distributions	296,325	699,066
Cost of shares redeemed	(4,145,670)	(13,088,796)

Net increase resulting from beneficial interest transactions	1,797,685	2,529,612

Net Increase (Decrease) in Net Assets	5,574,431	(3,669,637)

NET ASSETS:
Beginning of Period	110,705,252	114,374,889

End of Period*	$116,279,683	$110,705,252

*Including accumulated net investment income (loss) of:	$(130)	$29

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2014	WesMark Funds	31

Financial Highlights
WesMark Small Company Growth Fund

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009(2)	For the Year Ended January 31, 2009

PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$13.75	$10.00	$10.09	$10.82	$8.76	$6.06	$8.88

Income (Loss) from Investment Operations:
Net Investment Loss	(0.05)	(0.09)	(0.06)	(0.07)	(0.03)	(0.05)	(0.04)(3)
Net Realized and Unrealized Gain (Loss) on Investments	0.59	4.05	0.48	0.08	2.21	2.77	(2.77)

Total from Investment Operations	0.54	3.96	0.42	0.01	2.18	2.72	(2.81)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Realized Gain on Investments	(0.04)	(0.21)	(0.51)	(0.74)	(0.12)	(0.02)	(0.01)

Total Distributions	(0.04)	(0.21)	(0.51)	(0.74)	(0.12)	(0.02)	(0.01)

Net Asset Value, End of Period	$14.25	$13.75	$10.00	$10.09	$10.82	$8.76	$6.06

Total Return(4)	3.93%	39.95%	4.14%	0.07%	24.88%	45.00%	(31.66)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.22%(5)	1.24%	1.27%	1.29%	1.32%	1.42%(5)	1.38%
Net Investment Loss	(0.80)%(5)	(0.74)%	(0.62)%	(0.67)%	(0.36)%	(0.74)%(5)	(0.48)%
Expense Waiver/Reimbursement(6)	–	–	–	–	–	0.06%(5)	0.16%
Net Assets Value End of Period (000 omitted)	$97,230	$92,566	$67,261	$67,543	$70,765	$54,127	$33,808
Portfolio Turnover Rate	5%	15%	71%	89%	101%	80%	84%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Per share numbers have been calculated using the average shares method.
(4)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(5)	Ratios for periods of less than a year are annualized.
(6)	This expense decrease is reflected in both the net expense and the net investment loss ratios shown.

See Notes to Financial Statements which are an integral part of the Financial Statements.

32	WesMark Funds	www.wesmarkfunds.com

Financial Highlights
WesMark Growth Fund

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009(2)	For the Year Ended January 31, 2009

PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$17.89	$13.64	$12.55	$13.45	$11.32	$8.44	$12.90

Income (Loss) from Investment Operations:
Net Investment Income	0.04	0.07	0.09	0.06	0.04	0.08	0.07
Net Realized and Unrealized Gain (Loss) on Investments	1.17	4.66	1.39	(0.89)	2.13	2.88	(4.39)

Total from Investment Operations	1.21	4.73	1.48	(0.83)	2.17	2.96	(4.32)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.04)	(0.07)	(0.08)	(0.07)	(0.04)	(0.08)	(0.07)
From Net Realized Gain on Investments	(0.09)	(0.41)	(0.31)	–	–	–	(0.07)

Total Distributions	(0.13)	(0.48)	(0.39)	(0.07)	(0.04)	(0.08)	(0.14)

Net Asset Value, End of Period	$18.97	$17.89	$13.64	$12.55	$13.45	$11.32	$8.44

Total Return(3)	6.74%	34.92%	11.75%	(6.13)%	19.23%	35.18%	(33.75)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.14%(4)	1.15%	1.16%	1.17%	1.19%	1.24%(4)	1.25%
Net Investment Income	0.43%(4)	0.42%	0.66%	0.52%	0.35%	0.88%(4)	0.64%
Expense Waiver/Reimbursement(5)	–	–	–	–	–	0.00%(4)(6)	0.01%
Net Assets Value End of Period (000 omitted)	$359,899	$341,781	$272,140	$260,667	$275,893	$230,006	$173,142
Portfolio Turnover Rate	6%	19%	83%	95%	87%	58%	91%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.
(6)	Less than 0.005%.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2014	WesMark Funds	33

Financial Highlights
WesMark Balanced Fund

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009(2)	For the Year Ended January 31, 2009

PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$12.09	$11.02	$10.56	$10.23	$9.31	$7.58	$10.08

Income (Loss) from Investment Operations:
Net Investment Income	0.11	0.19	0.21	0.18	0.15	0.14	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.58	1.30	0.68	0.33	0.95	1.72	(2.22)

Total from Investment Operations	0.69	1.49	0.89	0.51	1.10	1.86	(2.06)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.10)	(0.20)	(0.20)	(0.18)	(0.18)	(0.13)	(0.16)
From Net Realized Gain on Investments	(0.08)	(0.22)	(0.23)	–	–	–	(0.28)

Total Distributions	(0.18)	(0.42)	(0.43)	(0.18)	(0.18)	(0.13)	(0.44)

Net Asset Value, End of Period	$12.60	$12.09	$11.02	$10.56	$10.23	$9.31	$7.58

Total Return(3)	5.71%	13.57%	8.44%	5.08%	11.90%	24.81%	(21.23)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.23%(4)	1.25%	1.27%	1.31%	1.32%	1.43%(4)	1.44%
Net Investment Income	1.63%(4)	1.60%	1.87%	1.77%	1.54%	1.82%(4)	1.74%
Expense Waiver/Reimbursement(5)	–	–	–	–	–	0.01%(4)	0.10%
Net Assets Value End of Period (000 omitted)	$97,907	$88,671	$71,096	$64,675	$59,780	$51,434	$42,318
Portfolio Turnover Rate	9%	26%	31%	38%	59%	35%	52%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes to Financial Statements which are an integral part of the Financial Statements.

34	WesMark Funds	www.wesmarkfunds.com

Financial Highlights
WesMark Government Bond Fund

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009(2)	For the Year Ended January 31, 2009

PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$9.78	$10.34	$10.29	$10.09	$10.09	$10.01	$9.97

Income (Loss) from Investment Operations:
Net Investment Income	0.08	0.17	0.19	0.24	0.26	0.32	0.41
Net Realized and Unrealized Gain (Loss) on Investments	0.20	(0.53)	0.09	0.23	0.04	0.09	0.05

Total from Investment Operations	0.28	(0.36)	0.28	0.47	0.30	0.41	0.46

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.09)	(0.20)	(0.21)	(0.24)	(0.26)	(0.33)	(0.42)
From Net Realized Gain on Investments	–	–	(0.02)	(0.03)	(0.04)	–	–

Total Distributions	(0.09)	(0.20)	(0.23)	(0.27)	(0.30)	(0.33)	(0.42)

Net Asset Value, End of Period	$9.97	$9.78	$10.34	$10.29	$10.09	$10.09	$10.01

Total Return(3)	2.86%	(3.53)%	2.75%	4.71%	2.96%	4.13%	4.70%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.00%(4)	1.01%	1.01%	1.02%	1.02%	1.07%(4)	1.11%
Net Investment Income	1.70%(4)	1.72%	1.84%	2.31%	2.57%	3.46%(4)	4.19%
Expense Waiver/Reimbursement(5)	–	–	–	–	–	0.00%(4)(6)	0.01%
Net Assets Value End of Period (000 omitted)	$271,750	$266,537	$271,373	$256,466	$255,299	$238,343	$204,748
Portfolio Turnover Rate	10%	26%	56%	69%	60%	42%	24%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.
(6)	Less than 0.005%.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2014	WesMark Funds	35

Financial Highlights
WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009(2)	For the Year Ended January 31, 2009

PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.16	$10.72	$10.56	$10.15	$10.31	$10.02	$10.39

Income (Loss) from Investment Operations:
Net Investment Income	0.13	0.27	0.30	0.33	0.35	0.32	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.35	(0.55)	0.18	0.42	(0.15)	0.29	(0.37)

Total from Investment Operations	0.48	(0.28)	0.48	0.75	0.20	0.61	(0.02)

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.13)	(0.27)	(0.30)	(0.33)	(0.34)	(0.32)	(0.35)
From Net Realized Gain on Investments	–	(0.01)	(0.02)	(0.01)	(0.02)	–	–

Total Distributions	(0.13)	(0.28)	(0.32)	(0.34)	(0.36)	(0.32)	(0.35)

Net Asset Value, End of Period	$10.51	$10.16	$10.72	$10.56	$10.15	$10.31	$10.02

Total Return(3)	4.72%	(2.58)%	4.53%	7.52%	1.94%	6.13%	(0.12)%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	0.96%(4)	0.97%	0.97%	0.99%	0.97%	1.07%(4)	1.12%
Net Investment Income	2.48%(4)	2.64%	2.78%	3.24%	3.35%	3.41%(4)	3.50%
Expense Waiver/Reimbursement(5)	0.10%(4)	0.10%	0.10%	0.10%	0.10%	0.10%(4)	0.10%
Net Assets Value End of Period (000 omitted)	$116,280	$110,705	$114,375	$99,118	$86,642	$85,600	$77,436
Portfolio Turnover Rate	8%	15%	17%	15%	22%	7%	16%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes to Financial Statements which are an integral part of the Financial Statements.

36	WesMark Funds	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income

WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››

Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is

Semi-Annual Report | June 30, 2014	WesMark Funds	37

Notes to Financial Statements

June 30, 2014 (Unaudited)

traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››

With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››

Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Funds’ investments carried at fair value:

Small Company Growth Fund

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Investments in Securities at Value*	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$88,213,850	$–	$–	$88,213,850
Exchange Traded Funds	3,998,023	–	–	3,998,023
Short Term Investments	4,808,625	–	–	4,808,625

Total	$97,020,498	$–	$–	$97,020,498

Growth Fund
		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Investments in Securities at Value*	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$337,191,237	$–	$–	$337,191,237
Short Term Investments	22,671,244	–	–	22,671,244

Total	$359,862,481	$–	$–	$359,862,481

38	WesMark Funds	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2014 (Unaudited)

Balanced Fund

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Investments in Securities at Value*	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$57,376,992	$–	$–	$57,376,992
Exchange Traded Funds	2,795,055	–	–	2,795,055
Preferred Stocks	946,350	–	–	946,350
Corporate Bonds	–	13,171,450	–	13,171,450
U.S. Government Agency - Collateralized Mortgage Obligations	–	2,692,191	–	2,692,191
U.S. Government Agency - Mortgage Backed Securities	–	3,147,527	–	3,147,527
U.S. Government Agency Securities	–	5,930,960	–	5,930,960
Taxable Municipal Bonds	–	5,316,028	–	5,316,028
Short Term Investments	6,195,809	–	–	6,195,809

Total	$67,314,206	$30,258,156	$–	$97,572,362

Other Financial Instruments**

Liabilities
Written Options	$(44,190)	$–	$–	$(44,190)

Total	$(44,190)	$–	$–	$(44,190)

Government Bond Fund

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Investments in Securities at Value*	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Agency - Collateralized Mortgage Obligations	$–	$140,368,382	$–	$140,368,382
U.S. Government Agency - Mortgage Backed Securities	–	40,755,550	–	40,755,550
U.S. Government Agency Securities	–	19,304,570	–	19,304,570
U.S. Treasury Bonds	–	11,811,248	–	11,811,248
Taxable Municipal Bonds	–	49,784,765	–	49,784,765
Non-Taxable Municipal Bonds	–	1,034,420	–	1,034,420
Short Term Investments	6,685,179	–	–	6,685,179

Total	$6,685,179	$263,058,935	$–	$269,744,114

West Virginia Municipal Bond Fund

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Investments in Securities at Value*	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Municipal Bonds	$–	$113,591,795	$–	$113,591,795
Short Term Investments	3,355,266	–	–	3,355,266

Total	$3,355,266	$113,591,795	$–	$116,947,061

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2014. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*  For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments.

**Other financial instruments are derivative instruments not reflected in the Portfolio of Investments.

Semi-Annual Report | June 30, 2014	WesMark Funds	39

Notes to Financial Statements
June 30, 2014 (Unaudited)

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, Government Bond Fund, and West Virginia Municipal Bond Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the year ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income gains are earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

40	WesMark Funds	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2014 (Unaudited)

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options - A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››

Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options - A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; and
››

Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

The WesMark Balanced Fund had the following transactions in written options during the six months ended June 30, 2014:

	Written Call Options
	Contracts	Premiums

Outstanding, December 31, 2013	–	$–
Positions opened	(1,275)	90,419
Closed	450	(30,281)
Exercised	220	(9,581)

Outstanding, June 30, 2014	(605)	$50,557

Market Value, June 30, 2014		$(44,190)

The WesMark Balanced Fund had average written call option contracts volume of 128 during the six months ended June 30, 2014.

Semi-Annual Report | June 30, 2014	WesMark Funds	41

Notes to Financial Statements
June 30, 2014 (Unaudited)

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Risk Exposure	Location	Fair Value	Location	Fair Value

WesMark Balanced Fund
Equity Contracts (Written Options)	N/A	N/A	Written Options, At value	$44,190

Total		N/A		$44,190

The effect of derivatives instruments on the Statements of Operations for the six months ended June 30, 2014:

Change in
		Realized	Unrealized
		Gain/(Loss)	Appreciation
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income

WesMark Balanced Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation of written options	$19,078	$6,367

Total		$19,078	$6,367

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Six
	Months Ended	For the
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013

Small Company Growth Fund
Shares sold	310,089	550,289
Shares issued to shareholders in payment of distributions declared	8,911	55,174
Shares redeemed	(225,223)	(603,118)

Net increase resulting from share transactions	93,777	2,346

Common shares outstanding, end of period	6,823,584	6,729,807

	For the Six
	Months Ended	For the
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013

Growth Fund
Shares sold	607,824	1,043,796
Shares issued to shareholders in payment of distributions declared	50,225	217,708
Shares redeemed	(792,795)	(2,105,935)

Net decrease resulting from share transactions	(134,746)	(844,430)

Common shares outstanding, end of period	18,974,325	19,109,071

42	WesMark Funds	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2014 (Unaudited)

	For the Six
	Months Ended	For the
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013

Balanced Fund
Shares sold	754,347	1,374,875
Shares issued to shareholders in payment of distributions declared	21,642	47,941
Shares redeemed	(335,874)	(543,816)

Net increase resulting from share transactions	440,115	879,000

Common shares outstanding, end of period	7,773,190	7,333,075

	For the Six
	Months Ended	For the
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013

Government Bond Fund
Shares sold	1,172,608	3,587,058
Shares issued to shareholders in payment of distributions declared	48,570	118,593
Shares redeemed	(1,242,012)	(2,693,816)

Net increase/(decrease) resulting from share transactions	(20,834)	1,011,835

Common shares outstanding, end of period	27,243,950	27,264,784

	For the Six
	Months Ended	For the
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013

West Virginia Municipal Bond Fund
Shares sold	542,119	1,422,049
Shares issued to shareholders in payment of distributions declared	28,449	67,235
Shares redeemed	(399,725)	(1,268,300)

Net increase resulting from share transactions	170,843	220,984

Common shares outstanding, end of period	11,063,422	10,892,579

4. FEDERAL TAX INFORMATION AND TAX BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to paydown adjustments and net operating loss. For the Funds’ most recent year ended December 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:

		Increase/(Decrease)
		Accumulated Net	Accumulated Net Realized
Fund Name	Paid-in Capital	Investment Income	Gain (Loss) on Investments
Small Company Growth Fund	$(586,660)	$586,660	$–
Growth Fund	$–	$69,024	$(69,024)
Balanced Fund	$–	$15,774	$(15,774)
Government Bond Fund	$–	$402,894	$(402,894)
West Virginia Municipal Bond Fund	$(2)	$(13,224)	$13,226

Included in the amounts reclassified for Small Company Growth Fund was a net operating loss offset to paid in capital of $586,660.

Net investment income (loss), net realized gains (losses), and total net assets were not affected by this reclassification.

Semi-Annual Report | June 30, 2014	WesMark Funds	43

Notes to Financial Statements
June 30, 2014 (Unaudited)

For federal income tax purposes, the following amounts apply as of June 30, 2014:

	Gross	Gross
	Appreciation	Depreciation	Net Unrealized	Cost of Investments
	(excess of value	(excess of tax	Appreciation	for Income Tax
Fund Name	over tax cost)	cost over value)	(Depreciation)	Purposes

Small Company Growth Fund	$40,459,508	$(193,924)	$40,265,584	$56,754,914

Growth Fund	$127,250,351	$(733,194)	$126,517,157	$233,345,324

Balanced Fund	$21,642,795	$(406,762)	$21,236,033	$76,336,329

Government Bond Fund	$5,177,056	$(3,810,600)	$1,366,456	$268,377,658

West Virginia Municipal Bond Fund	$3,459,900	$(609,429)	$2,850,471	$114,096,590

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year ended December 31, 2013 was as follows:

	For Year Ended December 31, 2013
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total

Small Company Growth Fund	$–	$–	$1,426,900	$1,426,900

Growth Fund	$–	$2,718,535	$6,605,721	$9,324,256

Balanced Fund	$–	$1,345,028	$1,543,365	$2,888,393

Government Bond Fund	$–	$5,303,544	$–	$5,303,544

West Virginia Municipal Bond Fund	$2,988,057	$11,718	$129,456	$3,129,231

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2013, the Funds most recent year end, the components of distributable earnings on a tax basis were as follows:

			Accumulated net	Net unrealized
		Undistributed net	realized gain	appreciation
	Undistributed tax-	investment	(loss) on	(depreciation) on
Fund Name	exempt income	income	investments	investments	Total

Small Company Growth Fund	$–	$–	$269,952	$37,939,497	$38,209,449

Growth Fund	$–	$46,575	$1,576,146	$114,170,873	$115,793,594

Balanced Fund	$–	$26,034	$589,762	$17,062,519	$17,678,315

Government Bond Fund	$–	$137,883	$(596,488)	$(3,234,742)	$(3,693,347)

West Virginia Municipal Bond Fund	$29	$–	$38,239	$(886,501)	$(848,233)

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

The Government Bond Fund elects to defer to the year ending December 31, 2014, capital losses recognized during the period November 1, 2013 to December 31, 2013 in the amount of $49,929.

Capital Losses:

Fund Name	ST	LT

Government Bond Fund	$287,588	$258,971

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

44	WesMark Funds	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2014 (Unaudited)

The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

For the six months ended June 30, 2014, the Adviser waived the following fees. This waiver may only be terminated by agreement of the Board of Trustees.

Fund Name	Adviser Fee Waiver
West Virginia Municipal Bond Fund	$ 56,202

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of 0.07% of the daily average aggregate net assets of the Trust for the period, subject to a $650,000 annual minimum (on the Trust level). Fees are allocated to each Fund based on daily net assets (each Fund’s net assets as a percentage of total Trust net assets).

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”) serves as the Funds’ distributor.

The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds could have compensated the distributor from the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund. The Plan expired on August 31, 2007, and the Funds’ Trustees did not approve its renewal.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreements with WesBanco Bank (“WesBanco”) and other financial institutions, the Funds may pay WesBanco, or other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and the financial institutions may voluntarily choose to waive any portion of its fee. WesBanco and the financial institutions can modify or terminate this voluntary waiver at any time at their sole discretion.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:

Fund	Purchases	Sales
Small Company Growth Fund	$4,106,485	$4,689,511
Growth Fund	19,922,394	44,393,693
Balanced Fund	8,897,964	7,302,936
Government Bond Fund	26,809,176	25,106,442
West Virginia Municipal Bond Fund	11,230,823	8,947,765

Purchases and Sales of U.S. Government Securities, other than short-term securities, for the six months ended June 30, 2014 were as follows:

Fund	Purchases	Sales
Balanced Fund	$1,999,625	$500,000
Government Bond Fund	2,439,375	–

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2014, 39% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. FEDERAL TAX INFORMATION

For the year ended December 31, 2013, 99.99% of the distributions from net investment income for West Virginia Municipal Bond Fund are exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2013, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	83.91%

Semi-Annual Report | June 30, 2014	WesMark Funds	45

Notes to Financial Statements
June 30, 2014 (Unaudited)

For the year ended December 31, 2013, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	90.90%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Small Company Growth Fund, Growth Fund, Balanced Fund, and West Virginia Municipal Bond Fund designated $1,426,900, $6,605,721, $1,543,365, and $129,456, respectively as long-term capital gain dividends.

9. COMPENSATION OF TRUSTEES

None of the Trustees is entitled to receive any retirement, pension plans or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

46	WesMark Funds	www.wesmarkfunds.com

Shareholder Expense Example
June 30, 2014 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

ACTUAL EXPENSES

The first line of the table below (“Actual Fund Return”) provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expense Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below (“Hypothetical Fund Return”) provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$ 1,000.00	$ 1,039.30	$ 6.17	1.22%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,018.74	$ 6.11	1.22%
WesMark Growth Fund
Actual Fund Return	$ 1,000.00	$ 1,067.40	$ 5.84	1.14%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.14	$ 5.71	1.14%
WesMark Balanced Fund
Actual Fund Return	$ 1,000.00	$ 1,057.10	$ 6.27	1.23%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%
WesMark Government Bond Fund
Actual Fund Return	$ 1,000.00	$ 1,028.60	$ 5.03	1.00%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$ 1,000.00	$ 1,047.20	$ 4.87	0.96%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,020.03	$ 4.81	0.96%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(2)	Annualized, based on the Fund’s most recent fiscal half year expenses.

Semi-Annual Report | June 30, 2014	WesMark Funds	47

Board Review of Advisory Contract
June 30, 2014 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2014 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). The Board met telephonically in April 2014 to discuss the materials received in connection with their consideration of the renewal of the investment advisory agreement and confirmed that no further requests for information from the Adviser were necessary at that time. Following a review and recommendation of approval by the Funds’ Independent Trustees at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one-year period commencing on May 31, 2014. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund and the Adviser; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the functioning of the portfolio management teams for the Funds that had been implemented at the beginning of 2013. In this regard the Board discussed the work load and work allocation among the various portfolio managers. The Board concluded it was satisfied with the functioning of the portfolio management teams and was satisfied with the capabilities and commitment of the Adviser to provide high quality service to the Funds. The Board agreed to continue to monitor the performance and development of such teams.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available to Fund shareholders as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser may assist in the provision of asset management services for clients of affiliates of the Adviser. The Board considered these arrangements in connection with its review of the agreements.

For the one year period ended March 31, 2014, the performance of the WesMark Small Company Growth Fund, WesMark West Virginia Municipal Bond Fund, WesMark Growth Fund were above the median of the relevant peer groups but were below the median of the relevant peer groups for the three year period ended March 31, 2014. The WesMark Balanced Fund’s and the WesMark Government Bond Fund’s performance for the one year and three year periods ended March 31, 2014 were below the median of the relevant peer group. The Board reviewed the performance of the Funds for the

48	WesMark Funds	www.wesmarkfunds.com

Board Review of Advisory Contract
June 30, 2014 (Unaudited)

first quarter of 2014 and noted that the WesMark Growth Fund, WesMark Small Company Growth Fund and the WesMark Balanced Fund were all above the median of their respective peer groups for the quarter. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Funds’ fees, including gross advisory fees, to a peer group for each WesMark Fund compiled by the independent rating organization. The report indicated that the gross investment advisory fee for WesMark West Virginia Municipal Bond Fund, WesMark Balanced Fund and WesMark Government Bond Fund were above the median for the selected peer groups while the gross investment advisory fee for WesMark Small Company Growth Fund was below the selected peer group and the gross investment advisory fee for the WesMark Growth Fund was at the median of the selected peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. Lastly, the report compared net advisory fees (fees after taking into account voluntary fee waivers) and in this context the Board considered the Adviser’s agreement to waive a portion of its investment advisory fee for the WesMark West Virginia Municipal Bond Fund during its current fiscal year. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive and was satisfied with the nature, extent and quality of the Adviser’s services. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that, while the Funds have grown in recent years, each of the Funds is still of relatively small size relative to many of its peers. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds. However, the Board noted that shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds. The Trustees also noted that the Adviser had made significant investments in the hiring of portfolio management personnel and that the benefits of those investments were likely to be experienced by the Funds as a whole.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund- by-fund basis. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board also reviewed and discussed the quality of the material provided to the Board and the process by which the Board considered the renewal of the advisory agreement. The Board concluded that it was satisfied with the material provided by the Adviser and was satisfied with the process for considering renewal of the agreement. However, in order to continuously focus on improving the quality of the material the Board determined to work with the Adviser over the next year in jointly identifying areas of improvement, if any.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Each factor and consideration identified above may not be relevant to every Fund, nor does the Board consider any one of them to be determinative.

Semi-Annual Report | June 30, 2014	WesMark Funds	49

Board Review of Advisory Contract
June 30, 2014 (Unaudited)

With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesMark family of Funds, the Board does not approach consideration of each Fund’s advisory contract as if that were the only fund offered by the Adviser.

50	WesMark Funds	www.wesmarkfunds.com

Additional Information
June 30, 2014 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

Semi-Annual Report | June 30, 2014	WesMark Funds	51

Glossary of Terms
June 30, 2014 (Unaudited)

Basis points – a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

The CBOE (Chicago Board Options Exchange) Volatility Index® (VIX®) – is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

Collateralized Mortgage Obligation – complex mortgage backed securities that allocate payments and prepayments from an underlying mortgage pools among holders of different classes or tranches of the CMO.

Consumer Price Index (CPI) – a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Duration – a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Fannie Mae and Freddie Mac – government sponsored entities that receive support through federal subsidies, loan or other benefits.

Quantitative Easing III (QEIII) – monetary policy implemented by the Federal Reserve in 2012 to purchase $40 billion a month of agency mortgage backed securities and also to continue extremely low rate policy until at least mid-2015.

Maturity – maturity date refers to the final payment date of a loan or other financial instrument, at which point the principal (and all remaining interest) is due to be paid.

Mortgage Pool – a group of mortgages with similar interest rates and maturity dates “pooled together” for the issuance of a mortgage-backed security. Some mortgage-backed securities issued by Fannie Mae, Freddie Mac and Ginnie Mae are known as “pools” themselves. These are the simplest form of mortgage-backed security.

The 30-day Distribution Yield – contains an average of the past 30 days’ daily distribution yield annualized.

Investment Ratings:
Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long- Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa

Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.

	A	A

Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.

	BBB	Baa

Judged to have speculative elements, but has less near-term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

	BB	Ba

Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.

	B	B

Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

52	WesMark Funds	www.wesmarkfunds.com

Save Paper	Lower Fund expenses	Enroll in eDelivery

Call 1-800-864-1013 for more information

Small Company Growth Fund » Cusip 951025501

Growth Fund » Cusip 951025204

Balanced Fund » Cusip 951025303

Government Bond Fund » Cusip 951025402

West Virginia Municipal Bond Fund » Cusip 951025105

WesBanco Investment Department, Investment Advisor	ALPS Distributors, Inc., Distributor
A Division of WesBanco Bank, Inc.	WMK000329

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable to this semi-annual report.

(b)	A certification by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)

Date	September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)

Date	September 8, 2014

By	/s/ Steven Kellas
Steven Kellas Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 8, 2014